Income Tax Expense - Current Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Current income tax receivables	$ 128		$ 233
Current income tax payables	(68,834)	$ (48,703)	(30,373)
Current tax liabilities (assets), net	$ (68,706)	$ (48,703)	$ (30,140)	$ (26,415)
Nigeria
Disclosure of operating segments [line items]
Education tax rate	2.50%	2.00%